Note 20 - Net Earnings (Loss) Per Common Share (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jul. 20, 2022	Jul. 20, 2021
Stock Repurchased and Retired During Period, Shares (in shares)	1,426,713
Stock Repurchased and Retired During Period, Value	$ 165,728
Subordinate Voting Shares [Member]
Stock Repurchased and Retired During Period, Shares (in shares)	1,426,713
Stock Repurchased and Retired During Period, Value	$ 165,728
The 2021/2022 NCIB [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)			3,200,000
Stock Repurchased and Retired During Period, Shares (in shares)	999,439
Stock Repurchased and Retired During Period, Value	$ 126,366
The 2022/2023 NCIB [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)		3,500,000
Stock Repurchased and Retired During Period, Shares (in shares)	427,274
Stock Repurchased and Retired During Period, Value	$ 39,362